INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 174,964
2024	173,910
2025	173,857
2026	149,783
2027	98,307
Thereafter	126,333
Total future net intangible amortization expense	$ 897,154	$ 391,498